Reserves - Summary of Weighted-Average Assumption for Stock Option Grants (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Expected volatility	55.00%	54.00%
Expected life	4 years 9 months	4 years 9 months
Expected forfeiture rate	17.00%	17.00%
Risk-free interest rate	1.02%	1.07%
Weighted average share price	$ 18,300	$ 20,350
Weighted average fair value of options at grant date	$ 4.46	$ 4.31